Cover	Sep. 04, 2019
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 04, 2019
Entity File Number	000-27999
Entity Registrant Name	FINISAR CORP
Entity Central Index Key	0001094739
Entity Tax Identification Number	94-3038428
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1389 Moffett Park Drive
Entity Address, City or Town	Sunnyvale
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94089
City Area Code	408
Local Phone Number	548-1000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, $.001 par value
Trading Symbol	FNSR
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Elected Not To Use the Extended Transition Period	false